Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 2,664,305	$ 1,663,883	$ 1,437,595
State									629,809	295,074	145,412
Total Current Tax Expense									3,294,114	1,958,957	1,583,007
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									211,703	(361,167)	105,960
State									3,574	(20,833)	(9,417)
Total Deferred Tax Expense (Benefit)									215,277	(382,000)	96,543
Total Income Tax Expense	$ 516,000	$ 1,327,000	$ 791,000	$ 875,000	$ 767,000	$ 105,000	$ 441,000	$ 264,000	$ 3,509,391	$ 1,576,957	1,679,550
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense											$ 1,679,550